WILMER CUTLER PICKERING

    HALE AND DORR LLP

60 STATE STREET

BOSTON, MA 02109

+1 617 526 6000

+1 617 526 5000 fax

wilmerhale.com

September 7, 2005

Securities and Exchange Commission

Division of Corporation Finance

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Mail Stop 7010

Attention: Pamela A. Long, Assistant Director

Andrew P. Schoeffler, Esq.

Re:	VistaPrint Limited

Amendment No. 1 to Registration Statement on Form S-1

Filed August 4, 2005

File No. 333-125470

Ladies and Gentlemen:

On behalf of VistaPrint Limited (“VistaPrint” or the “Company”), submitted herewith for filing is Amendment No. 2 (“Amendment No. 2”) to the Registration Statement referenced above (the “Registration Statement”). This Amendment No. 2 is being filed in response to comments contained in a letter dated August 10, 2005 (the “Letter”) from Pamela A. Long, Assistant Director, of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Robert S. Keane, Chief Executive Officer of VistaPrint. The responses contained herein are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. In most instances, the Company has responded to the comments in the Letter by making changes to the disclosure set forth in Amendment No. 2.

Summary Consolidated Financial Data, page 6

Capitalization, page 30

Selected Consolidated Financial Data, page 33

Unaudited Pro Forma Balance Sheet and Shareholders’ Equity (Deficit), page F-8

Comment:

BALTIMORE	BEIJING	BERLIN	BOSTON	BRUSSELS	LONDON	MUNICH

NEW YORK	NOTHERN VIRGINIA	OXFORD	PALO ALTO	WALTHAM	WASHINGTON

September 7, 2005

1.	Please revise the disclosures here and elsewhere in the registration statement where applicable to clarify that the pro forma earnings per share data and the pro forma balance sheet data give effect to the conversion of your Series A redeemable convertible shares into common shares on a one for one basis, and to the conversion of your Series B redeemable convertible shares into common shares on both a one for one basis and on a one to 1.25 basis. Your current disclosures regarding the pro forma information imply that all preferred shares are being converted on the same terms.

Response:	The Registration Statement has been revised on pages 6, 7, 30, 33, 34, F-3, F-4, F-8 and F-15 in response to the Staff’s comment.

Risk Factors, page 8

We are currently dependent on a single supplier…., page 9

Comment:

2.	Please explain in greater detail why the risk discussed in the third paragraph of this risk factor makes this offering risky or speculative. In this regard, we note your statement that the conflict of interest is merely “perceived.”

Response:	The Registration Statement has been revised on pages 9 and 10 in response to the Staff’s comment.

If we are unable to complete the work required under Section 404…., page 10

Comment:

3.	Item 503(c) of Regulation S-K states that issuers should not “present risk factors that could apply to any issuer or any offering.” Section 404 applies to all public companies in the United States. Please explain how this risk factor specifically applies to your company or delete it.

Response:	The Registration Statement has been revised on page 10 to delete this risk factor in response to the Staff’s comment.

The loss of key personnel or an inability to attract and retain…., page 15

Comment:

4.	Please clearly explain how this risk factor specifically applies to your company. For example, do you lack employment contracts with your key personnel? Are any key people

September 7, 2005

planning to retire or nearing retirement age? Is there tension between any key personnel and the board of directors?

Response:	The Registration Statement has been revised on page 15 in response to the Staff’s comment.

The United States government may substantially increase border…., page 16

Comment:

5.	Please explain how your business has been materially affected by the increased border surveillance and controls. Please also explain in greater detail how the potential future actions you describe in the fifth sentence will materially affect your business.

Response:	The Registration Statement has been revised on pages 15 and 16 in response to the Staff’s comment.

We derive a portion of our revenues from offers made to customers…., page 20

Comment:

6.	We note that you currently derive less than 10% of your revenues from order referral fees. Please explain why this risk factor makes this offering risky or speculative.

Response:	The Registration Statement has been revised on page 20 in response to the Staff’s comment.

Use of Proceeds, page 29

Comment:

7.	We read your response to comment 24 of our letter dated June 28, 2005. Please describe in greater detail the contingencies that would cause you to change your use of proceeds. In addition, please describe the alternatives to the three uses of proceeds you discuss. See Instruction 7 to Item 504 of Regulation S-K.

Response:	The Registration Statement has been revised on page 29 in response to the Staff’s comment.

Shares Eligible For Future Sale, page 92

Lock-Up Agreements, page 93

September 7, 2005

Comment:

8.	We read your response to comment 48 of our letter dated June 28, 2005. Please disclose this response in this section.

Response:

Goldman, Sachs & Co. has advised the Company that it currently does not have any intention to waive the lock-up restrictions and does not have any pre-existing criteria pursuant to which it would determine to waive or shorten the lock-ups. As a result, the Company respectfully submits that adding disclosure regarding the release of shares from lock-up agreements would not be meaningful or material to investors.

Financial Statements

Comment:

9.	We repeat comment 53 of our letter dated June 28, 2005. The financial statements should be updated, as necessary, to comply with Rule 3-12 of Regulation S-X at the effective date of the registration statement.

Response:	To the extent necessary, the Company will update its financial statements to comply with Rule 3-12 of Regulation S-X at the effective date of the registration statement.

Comment:

10.	We repeat comment 54 of our letter dated June 28, 2005. Provide a currently dated consent from the independent registered public accounting firm in future amendments.

Response:

The Company has provided, and will provide, a currently dated consent from the independent registered public accounting firm in amendments to the Registration Statement. Please see exhibit 23.1 of the Registration Statement.

Pro Forma Net Income (Loss) per Share (Unaudited), page F-15

Comment:

11.

Supplementally provide us with your computations of the adjustments to reflect the weighted average effect of the assumed conversion of preferred shares from the date of issuance, under both the assumption that these shares convert at a one to one conversion

September 7, 2005

ratio and at a one to 1.25 conversion ratio. We may have further comment upon review of these computations.

Response:

	Year Ended June 30, 2005
	Q1	Q2	Q3	Q4	YTD
SUPPORTING CALCULATIONS (at $10 - one to one conversion ratio):
Weighted-average common shares outstanding	11,343,007	11,347,172	11,369,568	11,374,554	11,358,575
Series A convertible preferred shares	9,845,849	9,845,849	9,845,849	9,845,849	9,845,849
Series B convertible preferred shares	9,184,508	12,874,694	12,874,694	12,874,694	11,952,148

	30,373,364	34,067,715	34,090,111	34,095,097	33,156,572

	Year Ended June 30, 2005
	Q1	Q2	Q3	Q4	YTD
SUPPORTING CALCULATIONS (at $8 - one to 1.25 conversion ratio):
Weighted-average common shares outstanding	11,343,007	11,347,172	11,369,568	11,374,554	11,358,575
Series A convertible preferred shares	9,845,849	9,845,849	9,845,849	9,845,849	9,845,849
Series B convertible preferred shares	11,480,635	16,093,368	16,093,368	16,093,368	14,940,184

	32,669,491	37,286,388	37,308,785	37,313,770	36,144,608

The Series A preferred shares represent the 10,814,637 shares issued prior to the start of fiscal 2005 less the 968,788 shares which were bought back and retired during fiscal 2004. As the Series A shares convert on a one to one basis only, the weighted average effect of the assumed conversion of these shares is 9,845,849.

The Series B preferred shares represent two issuances: 7,339,415 shares issued on August 19, 2003; and 5,535,279 shares issued on August 30, 2004 (fiscal 2005). The 5,535,279 shares issued in August 2004 were weighted by taking 10/12 or 4,612,733 as the shares were outstanding for 10 of the 12 months of fiscal 2005 (see computation below). Adding the two issuances together results in weighted average Series B preferred shares outstanding for fiscal 2005 of 11,952,148. Converted at a one to one conversion ratio, the weighted average effect of the assumed conversion of these shares is 11,952,148. Converted at a one to 1.25 conversion ratio, the weighted average effect of the assumed conversion of these shares is 14,940,184.

Series B Issuances: Issuance	# of shares	Months O/S (FY 2005)	Weighted Average
August 19, 2003	7,339,415	12	7,339,415
August 30, 2004	5,535,279	10	4,612,733

		Weighted average effect	11,952,148

Part II – Information Not Required in Prospectus

Item 15. Recent Sales of Unregistered Securities, page II-1

September 7, 2005

Comment:

12.	We read your response to comment 71 of our letter dated June 30, 2005. Please provide us with your detailed analysis of the application of Rule 701(d) to these option issuances.

Response:	The Company refers the Staff to Exhibit A, which provides a detailed analysis of the application of Rule 701(d) to the options granted under its 2000-2002 Share Incentive Plan.

Underwriting, page 102

Comment:

13.	We read your response to comment 49 of our letter dated June 30, 2005 and we have the following comments:

•	Please confirm to us that there have been no material changes to Goldman Sachs’ or its affiliates’ electronic distribution procedures since they were approved by the staff.

•	Please revise the communication to be sent to potential syndicate members to require them to confirm that there have been no material changes to their electronic distribution procedures since they were approved by the staff.

Response:

Goldman, Sachs & Co. has advised the Company that its electronic distribution procedures do not contain any material changes from the electronic distribution procedures of Goldman, Sachs & Co. last reviewed by the Staff.

The representatives of the underwriters have revised the communication sent to potential syndicate members to include a confirmation from the potential syndicate members that there have been no material changes to such syndicate member’s electronic distribution procedures since they were approved by the Staff. The following language will be included in a communication to potential syndicate members:

“Online distribution of Common Shares of VistaPrint Limited may only be made pursuant to procedures for such distributions previously reviewed with the Securities and Exchange Commission. By accepting an allocation from us, you will be deemed to be representing to us that (1) you are not making an online distribution or (2) you are following procedures for online distribution

September 7, 2005

previously reviewed with the Securities and Exchange Commission, and there have been no material changes to such electronic distribution procedures since they were approved by the staff.”

If you require additional information, please telephone either the undersigned at the telephone number indicated above or Hal J. Leibowitz, Esq. of this firm at (617) 526-6461.

Very truly yours,

/s/ Thomas S. Ward

Thomas S. Ward

Exhibit A

VistaPrint Limited

Rule 701 Compliance Summary

The following summarizes the Company’s compliance with federal Rule 701, which provides an exemption from the registration requirements of the federal securities laws for offers and sales of securities by non-public companies pursuant to employee benefit plans or other compensation agreements provided the aggregate amount of securities sold in reliance of Rule 701 during any twelve-month period does not exceed the greatest of the following three limits as set forth in Rule 701(d)(2): (i) Test 1 -$1,000,000; (ii) Test 2 -15% of the issuer’s total assets measured at the issuer’s most recent balance sheet date (if no older than its last fiscal year end); or (iii) Test 3 -15% of the outstanding securities of the class being offered and sold in reliance on this section, measured at the issuer’s most recent balance sheet date (if no older than its last fiscal year end). In calculating outstanding securities for purposes of complying with Test 3, the securities underlying all currently exercisable or convertible options, warrants, rights or other securities, other than those issued under Rule 701, are treated as outstanding. The aggregate sales prices of the options are based on the exercise price of the options as provided in Rule 701(d)(3)(i).

• Plan Year 1 – January 1, 2000 through December 31, 2000 – The Company was in compliance with Test #1 because it issued 746,600 options or shares having an aggregate sales price of $918,318, which is less than $1,000,000.

• Plan Year 2 – January 1, 2001 through December 31, 2001 – The Company was in compliance with Test #3 because it issued 922,850 options during this period and had 10,413,592 total shares outstanding at fiscal year end, or an aggregate issuance during the period of 8.00% of the outstanding common shares.

• Plan Year 3 – January 1, 2002 through December 31, 2002 – The Company was in compliance with Test #1 because it issued 646,750 options having an aggregate sales price of $717,893, which is less than $1,000,000.

• Plan Year 4 – January 1, 2003 through December 31, 2003 – The Company was in compliance with Test #3 because it issued 987,120 options during this period and at a time when it had 21,640,806 total shares outstanding at fiscal year end, or an aggregate issuance during the period of 4.5% of the outstanding common shares.

• Plan Year 5 – January 1, 2004 through December 31, 2004 – The Company was in compliance with Test #3 because it issued 1,148,450 options, at a time when it had 22,829,468 total shares outstanding, at fiscal year end, or an aggregate issuance during the period of 5.03% of the outstanding common shares.

• Plan Year 6 – January 1, 2005 through December 31, 2005 – The Company was in compliance with Test #3 because it has issued 3,749,421 options during this period and had 28,528,191 shares outstanding as of June 30, 2005, the most recent balance sheet date, or an aggregate issuance during the period of 13.14% of the outstanding common shares.

A chart setting forth the Company’s compliance with Rule 701 in detail follows:

VistaPrint Limited			Company must meet one of the following tests:
			Test 1	Test 2	Test 3
			must be less than $1,000,000	must be less than 15% of Company’s Total Assets	must be less than 15% of Total Shares Outstanding*
YEAR 1 2000
Company’s Assets 6/30/99
Total Shares Outstanding 6/30/99 multiplied by

Aggregate Sales Price	$918,318		$918,318
Total Shares/Options Issued	746,600
TEST 1 MET	$918,318	is less than	$1,000,000

YEAR 2 2001
Company’s Assets 6/30/00	$5,946,714				10,413,592
Total Shares Outstanding 6/30/00	10,413,592
multiplied by					0.15
					0
Aggregate Sales Price	$1,055,749		$1,055,749
Total Shares/Options Issued	922,850
TEST 3 MET	922,850			is less than	1,562,039

YEAR 3 2002
Company’s Assets 6/30/01
Total Shares Outstanding 6/30/01 multiplied by

Aggregate Sales Price	$717,893		$717,893
Total Shares/Options Issued	646,750
TEST 1 MET	$717,893	is less than	$1,000,000

		Test 1		Test 2	Test 3
		must be less than $1,000,000		must be less than 15% of Company’s Total Assets	must be less than 15% of Total Shares Outstanding*
YEAR 4 2003
Company’s Assets 6/30/02
Total Shares Outstanding 6/30/02	21,640,806				21,640,806
multiplied by					0.15

Aggregate Sales Price	$1,571,958
Total Shares/Options Issued	987,120
TEST 3 MET	987,120		is less than		3,246,121

YEAR 5 2004
Company’s Assets 6/30/03	$9,609,501
Total Shares Outstanding 6/30/03	22,829,468				22,829,468
multiplied by					0.15

Aggregate Sales Price	$4,720,130
Total Shares/Options Issued	1,148,450				3,424,420
TEST 3 MET	1,148,450		is less than		3,424,420

YEAR 6 2005
Company’s Assets 6/30/04	$42,006,722
Total Shares Outstanding 6/30/04	28,528,191				28,528,191
multiplied by					0.15

Aggregate Sales Price	$42,537,164
Total Shares/Options Issued	3,749,421
TEST 3 MET	3,749,421		is less than		4,279,229

* In calculating Total Shares Outstanding under Test 3, treat the Company’s series A preferred shares and the series B preferred shares as outstanding. See Rule 701(d)(3)(iii).